PROPERTY AND EQUIPMENT, NET - Depreciation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 149,836	$ 115,696